Movement of Deferred Tax Assets Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
At beginning of the year	$ 5,316	$ 1,344	$ 916
Current year addition	3,306	3,972	428
At end of the year	$ 8,622	$ 5,316	$ 1,344